Financial Instruments and Risk Management - Schedule of Current Credit Risk (Details)	12 Months Ended
Dec. 31, 2025
Category I [Member]
Schedule of Current Credit Risk [Line Items]
Definition of category	Counterparty has a low risk of default and does not have any past-due amounts.
Basis for recognizing expected credit loss (ECL)	12-month ECL
Category II [Member]
Schedule of Current Credit Risk [Line Items]
Definition of category	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.
Basis for recognizing expected credit loss (ECL)	Lifetime ECL — not credit-impaired
Category III [Member]
Schedule of Current Credit Risk [Line Items]
Definition of category	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).
Basis for recognizing expected credit loss (ECL)	Lifetime ECL — credit impaired
Category IV [Member]
Schedule of Current Credit Risk [Line Items]
Definition of category	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.
Basis for recognizing expected credit loss (ECL)	Amount is written-off